Quarterly Holdings Report
for
Fidelity® Sustainable Intermediate Municipal Income Fund
April 30, 2026
SNT-NPRT1-0626
1.9904924.104
Municipal Securities - 100.2%
	Principal Amount (a)	Value ($)
Alabama - 8.6%
General Obligations - 8.6%
Black Belt Energy Gas Dist Ala Gas Supply Rev 4% tender 7/1/2052 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	10,000	10,104
Black Belt Energy Gas District 5% 7/1/2031 (Goldman Sachs Group Inc/The Guaranteed)	100,000	105,079
Black Belt Energy Gas District 5% tender 12/1/2055 (BP PLC Guaranteed) (b)	100,000	106,091
Black Belt Energy Gas District 5.25% tender 2/1/2053 (Morgan Stanley Guaranteed) (b)	100,000	104,771
Black Belt Energy Gas District 5.5% tender 11/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	100,000	104,557
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	100,000	104,967
Black Belt Energy Gas District Series 2026 I, 5% 10/1/2033 (Bank of Montreal/Chicago IL Guaranteed) (d)	100,000	106,630
Black Belt Energy Gas District Series 2026B, 5% 12/1/2031 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	300,000	319,305
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2025A, 5% 11/1/2035 (Goldman Sachs Group Inc/The Guaranteed)	15,000	15,751
Lower Ala Gas Dist Gas Proj Rev Series 2025 A, 5% 12/1/2033 (Equitable Financial Life Global Funding Guaranteed)	100,000	104,548
Southeast AL District Gas Supply Rev Series 2024 B, 5% tender 6/1/2049 (Morgan Stanley Guaranteed) (b)	150,000	157,869
Southeast Energy Auth Commodity Supply Rev Ala Series 2022 B 1, 5% tender 5/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	20,000	20,683
Southeast Energy Auth Coop Dist Ala Commodity Supply Rev Series 2023 B, 5% tender 1/1/2054 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	140,000	147,643
Southeast Energy Authority A Cooperative District 5% tender 5/1/2055 (Royal Bank of Canada Guaranteed) (b)	110,000	117,048
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 10/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	200,000	212,278
Southeast Energy Authority A Cooperative District Series 2025A, 5% 6/1/2029 (Athene Annuity and Life Co Guaranteed)	190,000	193,689
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2035 (New York Life Insurance Co Guaranteed)	100,000	107,682
Southeast Energy Authority A Cooperative District Series 2025E, 5% 10/1/2030 (JPMorgan Securities LLC Guaranteed)	125,000	133,587
TOTAL ALABAMA		2,172,282
Arizona - 1.5%
General Obligations - 0.7%
Salt Verde Finl Corp Gas Rev AZ 5% 12/1/2032 (Citigroup Inc Guaranteed)	165,000	176,877
Industrial Development - 0.6%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(c)	50,000	50,618
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2007, 4.1% tender 12/1/2037 (b)(c)	100,000	100,968
TOTAL INDUSTRIAL DEVELOPMENT		151,586
Water & Sewer - 0.2%
Phoenix AZ Cvc Imp Cor Wstwtr Series 2016, 5% 7/1/2030	50,000	50,204
TOTAL ARIZONA		378,667
California - 6.9%
Education - 0.5%
University CA Revs Series 2025 CD, 5.5% 5/15/2040	100,000	117,771
Electric Utilities - 0.0%
Riverside CA Elec Rev 5% 10/1/2043	5,000	5,215
General Obligations - 2.9%
California Community Choice Financing Authority Series 2025 F, 5% 11/1/2033 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	120,000	129,776
California Community Choice Financing Authority Series 2025B, 5% tender 3/1/2056 (Pacific Life Insurance Co Guaranteed) (b)	100,000	106,687
California Community Choice Financing Authority Series 2026D, 5% 2/1/2031 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	100,000	106,271
Elk Grove CA Uni Sch Dist Series 2019, 3.25% 8/1/2038	10,000	9,569
Los Angeles Unified School District/CA Series 2024A, 5% 7/1/2030	150,000	164,979
State of California Gen. Oblig. 5% 3/1/2037	200,000	229,240
TOTAL GENERAL OBLIGATIONS		746,522
Housing - 0.7%
California Hsg Fin Agy Mun Ctfs (Lihtc 2019-2 CA Proj.) Series 2 Class A, 4% 3/20/2033	81,628	83,422
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	101,190	100,578
TOTAL HOUSING		184,000
Resource Recovery - 0.6%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2023A, 4.375% tender 9/1/2053 (b)(c)	140,000	145,577
Transportation - 2.1%
Los Angeles CA Dept Arpts Rev Series 2023 A, 5.25% 5/15/2039 (c)	300,000	329,101
Los Angeles CA Hbr Dept Rev Series 2024 A 2, 5% 8/1/2038 (c)	185,000	202,790
TOTAL TRANSPORTATION		531,891
Water & Sewer - 0.1%
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2017A, 5% 7/1/2032	15,000	15,198
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2022 B, 5% 7/1/2031	30,000	32,847
TOTAL WATER & SEWER		48,045
TOTAL CALIFORNIA		1,779,021
Colorado - 3.2%
General Obligations - 0.7%
CO St Higher Ed Cap Constr Lease Pur Fing Prog Cfts Partn (Colorado St Proj.) Series 2014A, 5% 11/1/2026	165,000	166,806
Colorado Ctfs of Prtn (Colorado St Proj.) Series 2020 A, 4% 12/15/2038	10,000	10,161
TOTAL GENERAL OBLIGATIONS		176,967
Health Care - 0.3%
Colorado Health Facilities Authority (CommonSpirit Health Proj.) 5.25% 11/1/2037	60,000	65,829
Housing - 0.9%
Colorado Hsg & Fin Auth Series 2026A, 6% 11/1/2055	150,000	166,046
Colorado Hsg Fin Auth Series 05FN Class PT, 2.8% 9/1/2035	87,002	77,647
TOTAL HOUSING		243,693
Special Tax - 1.3%
Vauxmont Metropolitan District 5% 12/1/2028 (Assured Guaranty Inc Insured)	325,000	340,906
TOTAL COLORADO		827,395
Connecticut - 3.5%
Education - 0.1%
Connecticut State Health & Educational Facilities Authority (Yale University Proj.) Series A 2, 2% tender 7/1/2042 (b)	35,000	34,953
General Obligations - 0.5%
Connecticut St Gen. Oblig. 3% 1/15/2039	25,000	22,767
Connecticut St Gen. Oblig. 5% 7/15/2028	75,000	78,953
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2033	25,000	26,503
TOTAL GENERAL OBLIGATIONS		128,223
Housing - 0.1%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2021D SUB D1, 5% 11/15/2027	10,000	10,343
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2021D SUB D1, 5% 11/15/2028	25,000	26,331
TOTAL HOUSING		36,674
Special Tax - 2.8%
Connecticut St Spl Tax Oblig 4% 5/1/2036	130,000	134,035
Connecticut St Spl Tax Oblig 5% 7/1/2034	480,000	538,925
Connecticut St Spl Tax Oblig Series 2020 A, 5% 5/1/2029	20,000	21,385
TOTAL SPECIAL TAX		694,345
TOTAL CONNECTICUT		894,195
Delaware - 0.4%
Electric Utilities - 0.4%
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Proj.) 3.8% 10/1/2029 VRDN (b)(c)	100,000	100,000
District Of Columbia - 0.1%
Education - 0.1%
District Columbia Univ Rev (Georgetown Univ, DC Proj.) Series 2017, 5% 4/1/2029	20,000	20,358
District Columbia Univ Rev (Georgetown Univ, DC Proj.) Series 2017, 5% 4/1/2033	10,000	10,157
TOTAL DISTRICT OF COLUMBIA		30,515
Florida - 4.2%
General Obligations - 0.2%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2020A, 5% 7/1/2033	25,000	26,789
Hernando Cnty FL Sch Brd Ctfs (Hernando Cnty FL Sch Dist Proj.) Series 2016A, 3% 7/1/2034 (Assured Guaranty Inc Insured)	30,000	29,292
TOTAL GENERAL OBLIGATIONS		56,081
Health Care - 2.4%
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, Fl Proj.) Series 2024 B 2, 5% tender 10/1/2054 (Assured Guaranty Inc Insured) (b)	100,000	106,998
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 5% 8/15/2034	200,000	208,118
Highlands County Health Facilities Authority (Advent Health Proj.) Series 2024C, 5% tender 11/15/2059 (b)	100,000	109,410
Lakeland FL Hosp Sys Rev (Lakeland FL Hosp Sys Rev Proj.) Series 2024, 5% 11/15/2036	75,000	83,468
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2035	100,000	106,379
TOTAL HEALTH CARE		614,373
Housing - 1.0%
Florida Housing Finance Corp (FL Homeownership Mortgage Proj.) Series 2025 5, 6.25% 7/1/2056	100,000	111,051
Florida Hsg Fin Corp Rev (FL Homeownership Mortgage Proj.) 3.5% 7/1/2051	35,000	34,956
Florida Hsg Fin Corp Rev Series 2021 2, 1.8% 7/1/2036	150,000	121,117
TOTAL HOUSING		267,124
Transportation - 0.4%
Greater Orlando Aviation Authority (United Airlines Inc Proj.) Series 2025, 5.5% 11/1/2037 (c)	100,000	106,345
Water & Sewer - 0.2%
JEA FL Wtr & Swr Sys Rev Series 2017A, 5% 10/1/2029	25,000	25,760
JEA FL Wtr & Swr Sys Rev Series 2020 A, 3% 10/1/2036	20,000	19,103
TOTAL WATER & SEWER		44,863
TOTAL FLORIDA		1,088,786
Georgia - 5.4%
Education - 0.5%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 5% 6/15/2044	10,000	10,339
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series B, 3% 10/1/2043	160,000	133,386
TOTAL EDUCATION		143,725
Electric Utilities - 2.0%
Bartow Cnty GA Dev Auth Pollution Cont Rev (Georgia Power Co Proj.) Series FIRST 2009, 3.95% tender 12/1/2032 (b)	100,000	101,469
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2018, 3.4% 11/1/2052 VRDN (b)	200,000	200,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2008, 3.35% tender 11/1/2048 (b)	100,000	100,531
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) 2.8% tender 10/1/2048 (b)	100,000	97,961
TOTAL ELECTRIC UTILITIES		499,961
General Obligations - 1.5%
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (b)	100,000	101,418
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	100,000	101,291
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (b)	150,000	161,165
Main Street Natural Gas Inc Series 2022B, 5% tender 12/1/2052 (Citigroup Inc Guaranteed) (b)	15,000	15,621
TOTAL GENERAL OBLIGATIONS		379,495
Housing - 0.3%
Atlanta GA Urban Resdtl Fin Auth Mf Hsg Rev Series 2025, 3.15% tender 12/1/2029 (b)	100,000	100,228
Transportation - 1.1%
Atlanta GA Arpt Rev Series 2025B B 1, 5.25% 7/1/2043 (c)	250,000	270,891
TOTAL GEORGIA		1,394,300
Hawaii - 0.0%
General Obligations - 0.0%
Honolulu HI City & Cnty Gen. Oblig. Series 2019 A, 5% 9/1/2027	10,000	10,323
Idaho - 0.4%
Housing - 0.4%
Idaho Hsg & Fin Assn Series 2015, 3% 5/21/2045	110,690	97,552
Illinois - 5.3%
Education - 1.9%
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2029	250,000	267,426
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2032	10,000	10,627
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2038	100,000	104,648
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2032	100,000	105,423
TOTAL EDUCATION		488,124
Escrowed/Pre-Refunded - 0.2%
Illinois Finance Authority Rev 4% 2/15/2041 (Pre-refunded to 2/15/2027 at 100)	45,000	45,436
Illinois Finance Authority Rev 5% 2/15/2036 (Pre-refunded to 2/15/2027 at 100)	10,000	10,174
TOTAL ESCROWED/PRE-REFUNDED		55,610
General Obligations - 0.6%
Illinois St Gen. Oblig. Series MAY 2023 C, 5% 5/1/2029	50,000	53,008
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2038	100,000	108,542
TOTAL GENERAL OBLIGATIONS		161,550
Health Care - 0.9%
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 3.125% 5/15/2037	65,000	58,313
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2036	50,000	50,536
Illinois Finance Authority Rev (Rush University Medical Center Proj.) Series 2025, 5% 11/15/2035	100,000	112,442
TOTAL HEALTH CARE		221,291
Housing - 0.1%
Illinois Housing Dev Auth (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2019 D, 3.75% 4/1/2050	15,000	15,045
Illinois Housing Development Authority Series 2026C, 6.5% 10/1/2056	10,000	11,485
TOTAL HOUSING		26,530
Special Tax - 0.7%
Illinois St Sales Tax Rev Series FEBRUARY 2024 B, 5% 6/15/2038	160,000	174,105
Water & Sewer - 0.9%
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 7/1/2035	200,000	230,471
TOTAL ILLINOIS		1,357,681
Indiana - 1.0%
Electric Utilities - 0.4%
Indiana St Fin Auth Environmental Rev (Duke Energy Ind Inc Proj.) 4.5% tender 5/1/2035 (b)(c)	100,000	100,691
Housing - 0.6%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 5% 1/1/2028	15,000	15,528
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 5% 7/1/2028	115,000	120,270
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 5% 7/1/2028	25,000	26,146
TOTAL HOUSING		161,944
TOTAL INDIANA		262,635
Iowa - 0.8%
Education - 0.8%
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) 5% 12/1/2029 (c)	100,000	105,730
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2023 B, 5% 12/1/2029 (c)	100,000	105,731
TOTAL IOWA		211,461
Kentucky - 1.0%
Education - 0.5%
Kentucky Bd Dev Corp Edl Facs Rev (Centre College Proj.) Series 2021, 4% 6/1/2032	105,000	107,278
Kentucky Bd Dev Corp Edl Facs Rev (Centre College Proj.) Series 2021, 4% 6/1/2035	15,000	15,067
TOTAL EDUCATION		122,345
General Obligations - 0.5%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	20,000	20,991
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5.25% tender 4/1/2054 (Morgan Stanley Guaranteed) (b)	100,000	106,670
TOTAL GENERAL OBLIGATIONS		127,661
TOTAL KENTUCKY		250,006
Louisiana - 0.4%
Water & Sewer - 0.4%
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth (East Baton Rouge LA Swr Commn Proj.) Series 2024, 5% 2/1/2039 (Build America Mutual Assurance Co Insured)	100,000	109,532
Maine - 0.0%
Education - 0.0%
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2028	10,000	10,214
Maryland - 1.3%
Education - 0.0%
University MD Sys Auxiliary Fac & Tuition Series 2018 A, 3.125% 4/1/2035	15,000	14,958
General Obligations - 1.0%
Baltimore Cnty MD 5% 3/1/2037	150,000	171,944
Montgomery Cnty MD Ctfs Partn (Montgomery Cnty MD Proj.) Series 2020 A, 5% 10/1/2027	50,000	51,628
State of Maryland Gen. Oblig. Series SECOND 2020A GRP2, 5% 8/1/2034	15,000	16,254
TOTAL GENERAL OBLIGATIONS		239,826
Special Tax - 0.1%
Maryland St Dept Transn Cons Series 2016, 4% 9/1/2027	15,000	15,292
Maryland St Dept Transn Cons Series 2021 A, 2% 10/1/2034	15,000	13,013
TOTAL SPECIAL TAX		28,305
Water & Sewer - 0.2%
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2017 A, 5% 7/1/2028	45,000	45,631
TOTAL MARYLAND		328,720
Massachusetts - 3.8%
Education - 0.0%
Massachusetts Development Finance Agency (Simmons College, MA Proj.) Series 2018 L, 5% 10/1/2033	35,000	33,881
General Obligations - 2.4%
Arlington MA Series 2021, 2% 9/15/2034	275,000	242,052
Arlington MA Series 2021, 2% 9/15/2035	100,000	86,026
Billerica MA Gen. Oblig. Series 2017A, 3.125% 2/1/2034	100,000	99,126
Foxborough Mass Gen. Oblig. Series 2016, 3% 5/15/2046	25,000	20,345
Mansfield MA Gen. Oblig. Series 2017, 3.5% 5/15/2042	20,000	18,836
Massachusetts St Gen. Oblig. Series 2016A, 5% 7/1/2031	10,000	10,034
Massachusetts St Gen. Oblig. Series 2017D, 5% 7/1/2027	25,000	25,711
Massachusetts St Gen. Oblig. Series A, 5% 4/1/2036	15,000	15,265
Pentucket MA Regl Sch Dist 3% 9/1/2043	100,000	85,018
TOTAL GENERAL OBLIGATIONS		602,413
Health Care - 0.1%
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2020A 1, 5% tender 7/1/2050 (b)	20,000	21,395
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 5% 7/1/2032	15,000	15,522
TOTAL HEALTH CARE		36,917
Special Tax - 0.3%
Mass Bay Tran Auth Sls Tax Series 2016, 0% 7/1/2029 (e)	5,000	4,557
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2035	45,000	49,439
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2032	10,000	10,911
TOTAL SPECIAL TAX		64,907
Water & Sewer - 1.0%
Boston MA Wtr & Swr Commn Series 2018 A, 3% 11/1/2033	250,000	247,280
TOTAL MASSACHUSETTS		985,398
Michigan - 1.1%
Education - 0.7%
Wayne St Univ MI Univ Revs Series 2024A, 5% 11/15/2034 (Build America Mutual Assurance Co Insured)	150,000	171,726
Health Care - 0.0%
Michigan Fin Auth Rev (Bronson Methodist Hsp, Mi Proj.) Series 2019 B, 5% tender 11/15/2044 (b)	10,000	10,010
Housing - 0.4%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2026A, 6% 12/1/2056	100,000	111,103
TOTAL MICHIGAN		292,839
Minnesota - 1.7%
Education - 0.4%
Minnesota Higher Ed Facs Auth Rev (University Of St Thomas, Mn Proj.) Series 2024 B 2, 5% tender 10/1/2053 (b)	100,000	105,049
General Obligations - 1.0%
Anoka-Hennepin MN Ind Sch Dist No 11 Series 2020 A, 4% 2/1/2029 (Minnesota St Guaranteed)	10,000	10,247
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020B, 4% 8/1/2036	15,000	15,238
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 A, 5% 8/1/2032	100,000	111,442
Minnesota St Gen. Oblig. Series 2019 A, 5% 8/1/2030	15,000	16,147
Waconia Minn Isd No 110 Series 2015B, 3.25% 2/1/2039 (Minnesota St Guaranteed)	110,000	101,742
TOTAL GENERAL OBLIGATIONS		254,816
Housing - 0.3%
Minneapolis MN Multifamily Rev Series 2019, 2.46% 1/1/2038 (Fannie Mae Guaranteed)	96,070	80,007
TOTAL MINNESOTA		439,872
Missouri - 0.6%
Housing - 0.6%
Missouri St Hsg Dev Commn Single Family Mtg Rev (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2025F, 4.9% 11/1/2045	150,000	154,771
Montana - 1.0%
Health Care - 0.4%
Montana Fac Fin Auth Health Facs Rev (Bozeman Health Proj.) Series 2026B, 0% tender 6/1/2056 (b)(d)	100,000	110,754
Housing - 0.6%
Montana St Brd Hsg Single Family Mtg Series 2026A, 4.65% 12/1/2046	150,000	149,141
TOTAL MONTANA		259,895
Nebraska - 1.4%
General Obligations - 0.4%
Central Plains Energy Proj NE Gas Proj Rev Series 2025A SUB A 1, 5% tender 8/1/2055 (Royal Bank of Canada Guaranteed) (b)	100,000	106,989
Health Care - 0.6%
Douglas Cnty NE Hosp Auth #2 (Nebraska Children's Hospital Proj.) Series 2020 A, 5% 11/15/2030	125,000	134,916
Housing - 0.4%
Nebraska Invt Fin Auth Single Family Hsg Rev Series 2026A, 5.5% 3/1/2041	100,000	111,305
TOTAL NEBRASKA		353,210
New Hampshire - 1.0%
Education - 0.2%
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2031 (c)	50,000	53,888
Health Care - 0.0%
New Hampshire Health and Education Facilities Authority Act (Concord Hospital Inc Proj.) Series 2017, 5% 10/1/2042	15,000	15,158
Housing - 0.8%
National Fin Auth NH Hosp Rev Series 2026 1 CL A 1 Class A1, 4.25% 7/20/2041	100,000	97,697
New Hampshire Business Finance Authority (Lihtc 2022-2 Us Proj.) Series 2 Class A, 4% 10/20/2036	95,082	94,406
TOTAL HOUSING		192,103
TOTAL NEW HAMPSHIRE		261,149
New Jersey - 3.1%
Education - 0.7%
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2034 (Build America Mutual Assurance Co Insured)	150,000	165,800
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2036	15,000	15,928
TOTAL EDUCATION		181,728
General Obligations - 2.4%
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (e)	50,000	41,934
New Jersey Trans Trust Fund Auth 5% 6/15/2033	100,000	111,939
New Jersey Trans Trust Fund Auth 5% 6/15/2033	95,000	103,965
New Jersey Trans Trust Fund Auth 5% 6/15/2035	200,000	227,142
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2032	100,000	105,003
TOTAL GENERAL OBLIGATIONS		589,983
Health Care - 0.0%
New Jersey Health Care (Rwj Barnabas Health Proj.) 5% 7/1/2033	10,000	10,031
TOTAL NEW JERSEY		781,742
New Mexico - 1.4%
General Obligations - 0.4%
New Mexico Mun Energy Acquisition Auth Gas Supply Rev 5% tender 6/1/2054 (Royal Bank of Canada Guaranteed) (b)	100,000	106,294
Housing - 1.0%
New Mexico Mtg Fin Auth Series 2026A, 4.6% 9/1/2046	150,000	148,627
New Mexico Mtg Fin Auth Series 2026C, 4.75% 9/1/2056 (d)	100,000	100,430
TOTAL HOUSING		249,057
TOTAL NEW MEXICO		355,351
New York - 4.8%
Education - 0.1%
Dutchess Cnty NY Loc Dev Corp Rev (Vassar College, NY Proj.) Series 2020, 5% 7/1/2045	25,000	25,902
Electric Utilities - 0.1%
Long Island Pwr Auth NY Elec Series 2018, 5% 9/1/2027	15,000	15,506
General Obligations - 0.2%
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series S 1, 5% 7/15/2028	50,000	51,452
Housing - 1.9%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2023E 2, 3.8% tender 11/1/2063 (b)	50,000	50,390
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 A2, 3.625% tender 11/1/2063 (b)	150,000	150,966
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2026 A 2, 3.25% tender 11/1/2065 (b)	100,000	100,378
New York City Housing Development Corp Series 2026E 2, 3.125% tender 11/1/2065 (b)	10,000	9,969
New York St Hsg Fin Agy Series 2023 E 2, 3.875% tender 11/1/2063 (b)	20,000	20,010
New York St Hsg Fin Agy Series 2024 A, 3.375% tender 11/1/2063 (b)	150,000	150,023
TOTAL HOUSING		481,736
Special Tax - 1.0%
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 5% 2/15/2031	10,000	10,170
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 4% 2/15/2036	15,000	15,269
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 E, 4% 3/15/2035	30,000	30,842
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 5% 3/15/2037	80,000	84,635
NY Payroll Mobility Tax 4% 11/15/2034	100,000	106,003
TOTAL SPECIAL TAX		246,919
Transportation - 1.5%
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2027	20,000	20,731
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2029	50,000	52,212
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2031	140,000	145,661
Metropolitan Transn Auth NY Rv Series 2019 C, 5% 11/15/2039	70,000	73,040
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2023, 6% 4/1/2035 (c)	100,000	109,948
TOTAL TRANSPORTATION		401,592
TOTAL NEW YORK		1,223,107
North Carolina - 1.7%
General Obligations - 0.9%
Wake Cnty Ltd Oblig (Wake Cnty NC Proj.) 5% 5/1/2036	200,000	229,815
Health Care - 0.1%
Atrium Health Series 2021C, 5% tender 1/15/2050 (b)	25,000	26,386
Housing - 0.7%
North Carolina Hsg Fin Agy (NC Homeownership Proj.) Series 59 A, 6.25% 1/1/2057	150,000	169,780
TOTAL NORTH CAROLINA		425,981
Ohio - 2.0%
Electric Utilities - 0.4%
American Mun Pwr Rev Series 2025A, 5% 2/15/2035	100,000	113,894
General Obligations - 0.9%
Cuyahoga OH Cmnty College Dist Gen. Oblig. Series 2018, 3.5% 12/1/2039	30,000	28,871
Ohio St Spl Oblig (State of Ohio Proj.) 5% 4/1/2041	20,000	21,299
Perrysburg OH Exmp Vlg Sch Dist Series 2015, 3.75% 12/1/2043	50,000	46,066
Port of Greater Cincinnati Development Authority (Mariemont OH City Sch Dist Proj.) Series 2019, 3.25% 12/1/2035	115,000	113,288
State of Ohio Gen. Oblig. Series 2019 A, 5% 5/1/2030	20,000	20,470
TOTAL GENERAL OBLIGATIONS		229,994
Health Care - 0.5%
Muskingum Cnty OH Hosp Facs (Genesis Healthcare Proj.) Series 2013, 5% 2/15/2048	50,000	47,640
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2016, 3.5% 2/15/2038	85,000	78,305
TOTAL HEALTH CARE		125,945
Housing - 0.2%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	50,000	50,498
TOTAL OHIO		520,331
Oklahoma - 1.2%
Education - 0.8%
University of Oklahoma/The Series 2025A, 5% 7/1/2026	100,000	100,370
University of Oklahoma/The Series 2025A, 5% 7/1/2032 (Build America Mutual Assurance Co Insured)	100,000	111,699
TOTAL EDUCATION		212,069
Housing - 0.4%
Oklahoma Hsg Fin Agy Single Family Mtg Rev Series 2025 E, 4.8% 3/1/2057	100,000	98,690
TOTAL OKLAHOMA		310,759
Oregon - 0.2%
Health Care - 0.2%
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 5% 8/15/2038	10,000	10,488
Oregon St Facs Auth Rev (Legacy Health System, or Proj.) 5% 6/1/2030	30,000	32,253
TOTAL OREGON		42,741
Pennsylvania - 2.0%
Education - 0.5%
Delaware Cnty PA College Rev (Haverford College Proj.) Series 2017 A, 3.75% 10/1/2046	135,000	117,487
General Obligations - 1.1%
Allegheny County PA Gen. Oblig. 5% 12/1/2026	265,000	268,520
Council Rock PA Sch Dist Series 2016A, 3.125% 11/15/2034	25,000	24,405
TOTAL GENERAL OBLIGATIONS		292,925
Health Care - 0.4%
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2027	50,000	50,402
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2028	35,000	35,374
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2031	10,000	10,522
TOTAL HEALTH CARE		96,298
TOTAL PENNSYLVANIA		506,710
Rhode Island - 0.4%
Education - 0.4%
Rhode Island St Student Ln Series 2021 A, 5% 12/1/2030 (c)	100,000	106,556
South Carolina - 0.4%
Education - 0.4%
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2043	100,000	109,272
Tennessee - 1.6%
General Obligations - 0.5%
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2021 C, 5% 1/1/2028	50,000	52,046
Tennessee Engy Acq Crp Gas Rev Series 2025A, 5% 12/1/2035 (Pacific Life Insurance Co Guaranteed)	100,000	105,893
TOTAL GENERAL OBLIGATIONS		157,939
Health Care - 0.3%
Knox Cnty TN Health Edl & Hsg Fac Rev (Univ Health System, TN Proj.) 5% 4/1/2027	20,000	20,236
Shelby Cnty TN Hlth Edl & Hsg Facs (Methodist Le Bonheur Health Proj.) Series 2017A, 3.375% 5/1/2032	45,000	44,021
TOTAL HEALTH CARE		64,257
Housing - 0.8%
Knoxville Cnty Tenn Health Edl& Hsg Fac Brd Multifamily Hsgrev Series 2024, 3.1% tender 9/1/2029 (b)	100,000	100,023
Tennessee Hsg Dev Agy Residential Fin Prog Rev Series 2026 1, 4.7% 7/1/2051 (d)	100,000	100,141
TOTAL HOUSING		200,164
TOTAL TENNESSEE		422,360
Texas - 17.4%
Education - 1.3%
Board of Regents of the University of Texas System Series 2021 A, 2% 8/15/2036	245,000	205,141
Board of Regents of the University of Texas System Series 2026A, 5% 8/15/2043	100,000	110,897
University Houston TX Univ Rev Series 2021 A, 2% 2/15/2033	25,000	22,050
TOTAL EDUCATION		338,088
General Obligations - 11.3%
Boerne TX Isd 3.85% tender 12/1/2043 (Permanent Sch Fund of Texas Guaranteed) (b)	470,000	476,237
City of Garland TX Gen. Oblig. Series 2024, 5% 2/15/2038 (City of Garland TX Guaranteed)	175,000	193,623
Clear Creek Independent School District Series 2025, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	300,000	337,562
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2031	315,000	345,819
Denton Independent School District Series B2, 4% tender 8/15/2055 (Permanent Sch Fund of Texas Guaranteed) (b)	200,000	207,885
El Paso Independent School District Series 2026A, 5% 8/15/2038 (Permanent Sch Fund of Texas Guaranteed) (d)	200,000	222,282
LA Joya Tex Indpt Sch Dist Series 2013, 3% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	55,000	51,699
Texas Municipal Gas Acquisition & Supply Corp V Series 2026, 5% 4/1/2036 (Citigroup Inc Guaranteed) (d)	100,000	104,185
Tomball TX Indpt Sch Dist 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	300,000	335,864
Tomball TX Indpt Sch Dist 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	115,000	126,040
Travis Cnty Tex Healthcare Dist Gen. Oblig. Series 2025, 5% 3/1/2027	300,000	305,645
Travis Cnty Tex Healthcare Dist Gen. Oblig. Series 2025, 5% 3/1/2031	100,000	109,431
Wichita Falls TX Indpt Sch Dis Series 2021, 4% 2/1/2028 (Permanent Sch Fund of Texas Guaranteed)	50,000	51,046
TOTAL GENERAL OBLIGATIONS		2,867,318
Health Care - 2.0%
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) 5% 7/1/2037	100,000	110,699
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) Series 2026G, 5% tender 11/15/2055 (b)	100,000	110,140
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Cook Childrens Medical Center Proj.) 5% 12/1/2035	150,000	170,492
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Ascension Health Credit Group Proj.) Series 2025 C2, 5% tender 11/15/2051 (b)	100,000	111,461
TOTAL HEALTH CARE		502,792
Housing - 0.6%
Capital Area Hsg Fin Corp Tex Multi Family Hsg Rev Series 2024, 3.125% tender 9/1/2029 (b)	100,000	100,237
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev 5.1% 7/1/2050	50,000	51,039
TOTAL HOUSING		151,276
Resource Recovery - 0.4%
Mission TX Economic Dev Corp Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2024, 4% tender 6/1/2054 (b)(c)	100,000	100,730
Water & Sewer - 1.8%
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2037	100,000	109,964
City of El Paso TX Water & Sewer Revenue 5% 3/1/2040	100,000	109,004
San Antonio TX Wtr Rev 5% 5/15/2027	10,000	10,254
San Antonio TX Wtr Rev Series 2018A, 5% 5/15/2033	5,000	5,204
San Antonio TX Wtr Rev Series 2022B, 5% 5/15/2036	105,000	115,285
San Antonio TX Wtr Rev Series 2025A, 5% 5/15/2039	100,000	111,727
TOTAL WATER & SEWER		461,438
TOTAL TEXAS		4,421,642
Virginia - 2.5%
Electric Utilities - 0.4%
Wise Cnty VA Indl Dev Auth Solid Waste & Sew Disp Rev (Virginia Electric And Power Co Proj.) Series 2009A, 3.125% tender 10/1/2040 (b)	100,000	99,661
General Obligations - 1.4%
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2017 E, 5% 2/1/2030	15,000	15,605
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2017 E, 5% 2/1/2031	10,000	10,391
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2019A, 3% 2/1/2036	15,000	14,359
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2019A, 3% 2/1/2037	135,000	129,127
Virginia Comwlth Transn Brd Trust 5% 5/15/2032 (Virginia St Proj.) 5% 5/15/2027	15,000	15,377
Virginia Comwlth Transn Brd Trust 5% 5/15/2032 (Virginia St Proj.) 5% 5/15/2029	60,000	62,242
Virginia Comwlth Transn Brd Trust 5% 5/15/2032 (Virginia St Proj.) Series 2019, 3% 5/15/2033	100,000	98,864
TOTAL GENERAL OBLIGATIONS		345,965
Housing - 0.7%
Fairfax Cnty VA Redev & Hsg Auth Multi-Family Hsg Rev 5% tender 1/1/2045 (b)	180,000	183,949
TOTAL VIRGINIA		629,575
Washington - 4.8%
Education - 0.8%
Washington St Univ Revs Series 2025, 5% 4/1/2030	200,000	216,695
Electric Utilities - 1.6%
Energy Norwthwest WA Elec Rev 5% 7/1/2038 (Bonneville Power Administration Guaranteed)	100,000	113,398
Energy Norwthwest WA Elec Rev 5% 7/1/2039 (Bonneville Power Administration Guaranteed)	145,000	159,914
Energy Norwthwest WA Elec Rev Series 2020 A, 5% 7/1/2034 (Bonneville Power Administration Guaranteed)	95,000	102,513
TOTAL ELECTRIC UTILITIES		375,825
General Obligations - 1.2%
State of Washington Gen. Oblig. Series 2018 A, 5% 8/1/2027	50,000	51,513
State of Washington Gen. Oblig. Series 2020A, 5% 8/1/2027	65,000	66,968
State of Washington Gen. Oblig. Series 2020C, 5% 2/1/2037	15,000	15,969
State of Washington Gen. Oblig. Series 2023A, 5% 8/1/2035	115,000	127,934
State of Washington Gen. Oblig. Series R 2017A, 5% 8/1/2030	10,000	10,060
State of Washington Gen. Oblig. Series R 2018 D, 5% 8/1/2033	20,000	20,526
State of Washington Gen. Oblig. Series R 2018C, 5% 8/1/2030	25,000	25,729
TOTAL GENERAL OBLIGATIONS		318,699
Health Care - 0.8%
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2033	10,000	10,502
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2027	25,000	25,394
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) Series 2017 A, 4% 7/1/2037	125,000	123,196
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2033	45,000	46,937
TOTAL HEALTH CARE		206,029
Housing - 0.4%
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5% 7/1/2035	100,000	107,850
TOTAL WASHINGTON		1,225,098
West Virginia - 0.5%
Health Care - 0.5%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	70,000	66,462
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2016A, 3.25% 6/1/2039	60,000	54,086
TOTAL WEST VIRGINIA		120,548
Wisconsin - 1.6%
Escrowed/Pre-Refunded - 0.1%
Wisconsin General Fund Annual Appropiation 5% 5/1/2026	20,000	20,000
Wisconsin St Health & Edl Facs Auth Rev Series 2013 B 2, 4% 11/15/2043 (Pre-refunded to 11/15/2028 at 100)	5,000	5,181
TOTAL ESCROWED/PRE-REFUNDED		25,181
General Obligations - 0.7%
Wisconsin St Gen. Oblig. Series 2025 1, 5% 5/1/2034	150,000	172,312
Health Care - 0.8%
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 5% 1/1/2031	160,000	169,177
Wisconsin St Health & Edl Facs Auth Rev (Ascension Health Credit Group Proj.) Series 2013 B 2, 4% 11/15/2043	50,000	48,231
TOTAL HEALTH CARE		217,408
Housing - 0.0%
Wisconsin Hsg & Economic Dev Auth Multifamily Hsg Series 2024J, 5% tender 8/1/2058 (b)	5,000	5,021
TOTAL WISCONSIN		419,922
TOTAL MUNICIPAL SECURITIES (Cost $25,377,374)		25,672,114

Money Market Funds - 1.6%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (f)(g) (Cost $410,425)	3.54	410,343	410,425

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $25,787,799)	26,082,539
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(454,972)
NET ASSETS - 100.0%	25,627,567

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Zero coupon bond which is issued at a discount.
(f)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	1,553,908	1,635,427	2,778,910	4,214	-	-	410,425	410,343	0.0%
Total	1,553,908	1,635,427	2,778,910	4,214	-	-	410,425

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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